Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Finance Costs

	Note	2017	2018	2019
Finance costs:
- Interest on bank loans repayable within 5 years		3,378	908	519
- Interest on corporate bonds, promissory notes and commercial papers repayable within 5 years		2,403	1,113	359
- Interest on lease liabilities	(i)	—	—	1,349
- Interest on related party loans repayable within 5 years		73	33	133
- Interest on bank loans repayable over 5 years		53	47	43
- Less: Amounts capitalized in CIP	15	(670)	(534)	(387)

Total interest expense		5,237	1,567	2,016
- Net exchange loss/(gain)		231	(80)	39
- Others		266	138	68

		5,734	1,625	2,123

(i)	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2.2(d).